Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

May 31, 2020

AIR-QTLY-0720
1.802153.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Aerospace & Defense - 35.8%
Aerospace & Defense - 35.8%
Bombardier, Inc. Class B (sub. vtg.) (a)(b)	209,900	$67,840
CAE, Inc.	336,000	5,041,769
Elbit Systems Ltd. (Israel)	5,100	708,757
HEICO Corp. Class A	47,200	3,962,440
Hexcel Corp.	59,700	2,160,543
Huntington Ingalls Industries, Inc.	21,500	4,297,635
Moog, Inc. Class A	69,900	3,794,871
Northrop Grumman Corp.	12,800	4,290,560
Raytheon Technologies Corp.	173,100	11,168,412
Spirit AeroSystems Holdings, Inc. Class A	60,504	1,311,122
Teledyne Technologies, Inc. (a)	40,800	15,264,096
Textron, Inc.	322,700	9,994,019
The Boeing Co.	43,510	6,345,934
TransDigm Group, Inc.	22,600	9,600,932
Virgin Galactic Holdings, Inc. (a)(b)	120,100	2,046,504
		80,055,434
Air Freight & Logistics - 23.8%
Air Freight & Logistics - 23.8%
Air Transport Services Group, Inc. (a)	109,300	2,354,322
Atlas Air Worldwide Holdings, Inc. (a)	47,200	1,843,632
C.H. Robinson Worldwide, Inc.	30,400	2,466,352
Echo Global Logistics, Inc. (a)	64,593	1,337,075
Expeditors International of Washington, Inc.	118,800	9,072,756
FedEx Corp.	76,400	9,974,784
Forward Air Corp.	7,300	362,664
Hub Group, Inc. Class A (a)	20,200	944,754
United Parcel Service, Inc. Class B	248,300	24,757,993
		53,114,332
Airlines - 28.7%
Airlines - 28.7%
Air Canada (a)	394,300	4,553,415
Alaska Air Group, Inc.	198,800	6,796,972
Allegiant Travel Co. (b)	9,000	958,950
American Airlines Group, Inc. (b)	316,700	3,325,350
Copa Holdings SA Class A	35,675	1,564,706
Delta Air Lines, Inc.	385,702	9,723,547
Hawaiian Holdings, Inc. (b)	55,800	805,194
JetBlue Airways Corp. (a)	497,800	5,012,846
SkyWest, Inc.	172,700	5,538,489
Southwest Airlines Co.	613,300	19,686,930
Spirit Airlines, Inc. (a)(b)	47,800	619,010
United Airlines Holdings, Inc. (a)(b)	197,600	5,540,704
		64,126,113
Building Products - 0.1%
Building Products - 0.1%
Carrier Global Corp. (a)	7,370	150,864
Entertainment - 0.4%
Movies & Entertainment - 0.4%
The Walt Disney Co.	7,000	821,100
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Points International Ltd. (a)	60,700	454,643
IT Services - 0.6%
IT Consulting & Other Services - 0.6%
CACI International, Inc. Class A (a)	5,100	1,278,978
Machinery - 3.2%
Industrial Machinery - 3.2%
Otis Worldwide Corp.	3,685	194,015
Park-Ohio Holdings Corp.	20,090	293,113
RBC Bearings, Inc. (a)	22,600	3,178,690
Woodward, Inc.	49,600	3,401,568
		7,067,386
Professional Services - 0.1%
Research & Consulting Services - 0.1%
FTI Consulting, Inc. (a)	2,300	277,058
Road & Rail - 3.0%
Railroads - 1.0%
CSX Corp.	19,900	1,424,442
Union Pacific Corp.	4,700	798,342
		2,222,784
Trucking - 2.0%
Covenant Transport Group, Inc. Class A (a)	29,100	366,660
J.B. Hunt Transport Services, Inc.	3,800	454,746
Landstar System, Inc.	16,500	1,918,290
Schneider National, Inc. Class B	8,400	203,028
TFI International, Inc.	35,700	1,080,639
U.S. Xpress Enterprises, Inc. (a)	47,100	240,210
Universal Logistics Holdings, Inc.	14,700	218,442
		4,482,015

TOTAL ROAD & RAIL		6,704,799

Trading Companies & Distributors - 0.0%
Trading Companies & Distributors - 0.0%
Willis Lease Finance Corp. (a)	6,000	126,480
TOTAL COMMON STOCKS
(Cost $212,729,377)		214,177,187

Money Market Funds - 10.2%
Fidelity Cash Central Fund 0.11% (c)	9,567,912	9,569,825
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	13,260,754	13,262,080
TOTAL MONEY MARKET FUNDS
(Cost $22,831,821)		22,831,905
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $235,561,198)		237,009,092
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(13,597,613)
NET ASSETS - 100%		$223,411,479

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,419
Fidelity Securities Lending Cash Central Fund	71,442
Total	$77,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.